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[Sutherland, Asbill & Brennan, L.L.P.]



                                  May 6, 1997




VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

         Re:     Merrill Lynch Variable Life Separate Account (File No.
                 33-41830)

Commissioners:

                 On behalf of Merrill Lynch Life Insurance Company (the "Company") and Merrill Lynch Variable Life Separate Account (the "Account"), pursuant to Rule 497(j) of the Securities Act of 1933, I hereby certify that the form of prospectus dated May 1, 1997 that would have been filed pursuant to paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement. The text of the most recent amendment has been filed electronically.

                 Please contact the undersigned at (202) 383-0314, or Mary E. Thornton of our firm at (202) 383-0698, if you have any questions or comments regarding this letter.


                                        Sincerely,

                                        /s/ Kimberly J. Smith

                                        Kimberly J. Smith


cc:      Edward W. Diffin, Jr., Esq.
         Mary E. Thornton, Esq.